Staff costs	6 Months Ended
Jun. 30, 2022
Classes of employee benefits expense [abstract]
Staff costs	Staff costs

	Half year ended 30.06.22	Half year ended 30.06.21
Compensation costs	£m	£m
Upfront bonus charge	705	824
Deferred bonus charge	280	262
Other incentives	44	6
Performance costs	1,029	1,092
Salaries	2,278	2,117
Social security costs	377	336
Post-retirement benefits	282	275
Other compensation costs	241	223
Total compensation costs	4,207	4,043

Other resourcing costs
Outsourcing	268	171
Redundancy and restructuring	(15)	23
Temporary staff costs	53	55
Other	70	42
Total other resourcing costs	376	291

Total staff costs	4,583	4,334

Barclays Group compensation costs as a % of total income	31.9%	35.7%
No material awards have yet been granted in relation to the 2022 bonus pool as decisions regarding incentive awards are not taken by the Remuneration Committee until the performance for the full year can be assessed. The current year bonus charge for the first six months represents an accrual for estimated costs in accordance with accounting requirements. One of the primary considerations when evaluating the accrual is Group and business level returns, aligning colleague and shareholder interests.
The Group has entered into physically settled forward contracts to hedge the settlement of certain share-based payment schemes. The present value of the fixed forward price to be paid under these outstanding contracts is £287m and has been recorded in retained earnings.